UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
(Exact name of registrant as specified in charter)
ONE LINCOLN STREET
4TH FLOOR
BOSTON, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Nancy L. Conlin, Secretary	Philip H. Newman, Esq.
State Street Bank and Trust Company	Goodwin Procter LLP
One Lincoln Street SFC 4	Exchange Place
Boston, MA 02111-2900	Boston, MA 02109
Registrant’s telephone number, including area code: (617)- 662-3966
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

Item 1. Schedule of Investments
Item 2. Controls and Procedures
SIGNATURES
Certifications

Item 1. Schedule of Investments.

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost
	COMMERCIAL PAPER — 18.22%
	Bank Domestic — 9.89%
P-1, A-1	Bank of America Corp.	0.200%	10/08/2009	$25,000,000	$24,999,028
P-1, A-1	Bank of America Corp.	0.200%	10/21/2009	20,000,000	19,997,777
P-1, A-1	JPMorgan Chase Funding, Inc. (a)	0.190%	10/15/2009	25,000,000	24,998,153
P-1, A-1	JPMorgan Chase Funding, Inc. (a)	0.190%	10/16/2009	25,000,000	24,998,021

					94,992,979

	Bank Foreign — 2.60%
P-1, A-1+	Nordea North America, Inc.	0.200%	10/02/2009	25,000,000	24,999,861

	Finance Non-Captive Diversified — 5.73%
P-1, A-1+	General Electric Capital Corp.	0.210%	10/15/2009	35,000,000	34,997,142
P-1, A-1+	General Electric Capital Corp.	0.210%	10/16/2009	20,000,000	19,998,250

					54,995,392

	TOTAL COMMERCIAL PAPER				174,988,232

	YANKEE CERTIFICATES OF DEPOSIT — 56.74%
	Bank Foreign — 56.74%
P-1, A-1+	Abbey National Treasury	0.180%	10/14/2009	20,000,000	20,000,000
P-1, A-1+	Abbey National Treasury	0.200%	10/16/2009	30,000,000	30,000,000
P-1, A-1+	Banco Bilbao Vizcaya	0.190%	10/02/2009	20,000,000	20,000,000
P-1, A-1+	Bank of Nova Scotia	0.180%	10/21/2009	30,000,000	30,000,000
P-1, A-1+	Barclays Bank PLC	0.180%	10/21/2009	20,000,000	20,000,000
P-1, A-1+	Barclays Bank PLC	0.200%	10/22/2009	25,000,000	25,000,000
P-1, A-1+	BNP Paribas (NY Branch)	0.220%	10/15/2009	20,000,000	20,000,000
P-1, A-1+	BNP Paribas (NY Branch)	0.220%	10/16/2009	20,000,000	20,000,000
P-1, A-1+	Calyon NY Branch	0.240%	10/09/2009	25,000,000	25,000,000
P-1, A-1+	Calyon NY Branch	0.180%	10/26/2009	20,000,000	20,000,000
P-1, A-1+	DnB NOR Bank ASA	0.210%	10/22/2009	15,000,000	15,000,000
P-1, A-1+	DnB NOR Bank ASA	0.210%	10/23/2009	30,000,000	30,000,000
P-1, A-1	Lloyds Bank PLC (NY Branch)	0.200%	10/13/2009	35,000,000	35,000,000
P-1, A-1	Lloyds Bank PLC (NY Branch)	0.200%	10/14/2009	20,000,000	20,000,000
P-1, A-1+	Nordea Bank Finland (NY Branch)	0.190%	10/23/2009	20,000,000	20,000,000
P-1, A-1+	Rabobank Nederland (NY Branch)	0.180%	10/23/2009	30,000,000	30,000,000
P-1, A-1	Royal Bank of Scotland PLC	0.240%	10/08/2009	15,000,000	15,000,000
P-1, A-1	Royal Bank of Scotland PLC	0.250%	10/23/2009	30,000,000	30,000,000
P-1, A-1	Societe Generale NY	0.230%	10/09/2009	25,000,000	25,000,000
P-1, A-1	Societe Generale NY	0.230%	10/14/2009	30,000,000	30,000,000
P-1, A-1+	Svenska Handelsbanken NY	0.190%	10/23/2009	40,000,000	40,000,000
P-1, A-1+	Toronto-Dominion	0.150%	10/29/2009	25,000,000	25,000,000

	TOTAL YANKEE CERTIFICATES OF DEPOSIT				545,000,000

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO
SCHEDULE OF INVESTMENTS — (Continued)
September 30, 2009 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost
	EURODOLLAR CERTIFICATES OF DEPOSIT — 4.69%
	Bank Foreign — 4.69%
P-1, A-1	ING Bank Amsterdam	0.210%	10/16/2009	$25,000,000	$25,000,000
P-1, A-1	ING Bank Amsterdam	0.220%	10/21/2009	20,000,000	20,000,000

	TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT				45,000,000

	REPURCHASE AGREEMENTS — 20.35%
P-1, A-1	Agreement with Barclays Capital and The Bank of New York Mellon (Tri-Party), dated 9/30/09 (collateralized by various U.S. Government Obligations, 4.000% - 5.000% due 04/15/24 - 07/15/39 valued at $36,221,221); proceeds $35,511,059	0.060%	10/01/2009	35,511,000	35,511,000

P-1, A-1+	Agreement with BNP Paribas and The Bank of New York Mellon (Tri-Party), dated 09/30/09 (collateralized by various U.S. Government Obligations, 4.000% - 8.000% due 09/01/13 - 08/01/39 valued at $40,800,000); proceeds $40,000,078	0.070%	10/01/2009	40,000,000	40,000,000

P-1, A-1	Agreement with Citigroup and The Bank of New York Mellon (Tri-Party), dated 09/30/09 (collateralized by various U.S. Government Obligations, 4.000% - 7.500% due 06/01/11 - 11/01/48 valued at $40,800,000); proceeds $40,000,067	0.060%	10/01/2009	40,000,000	40,000,000

P-1, A-1	Agreement with Deutsche Bank and The Bank of New York Mellon (Tri-Party), dated 9/30/09 (collateralized by various U.S. Government Obligations, 3.500% - 7.500% due 07/01/18 - 04/01/48 valued at $40,800,000); proceeds $40,000,089	0.080%	10/01/2009	40,000,000	40,000,000

P-1, A-1	Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/30/09 (collateralized by various U.S. Government Obligations, 4.500% - 6.250% due 07/01/24 - 06/15/39 valued at $40,800,401); proceeds $40,000,067	0.060%	10/01/2009	40,000,000	40,000,000

	TOTAL REPURCHASE AGREEMENTS				195,511,000

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO
SCHEDULE OF INVESTMENTS — (Continued)
September 30, 2009 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost
	TOTAL INVESTMENTS (b) (c) † — 100.00%				$960,499,232
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.00%				46,457

	NET ASSETS — 100.00%				$960,545,689

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.20% of net assets as of September 30, 2009.

(b)	Also represents the cost for federal tax purposes.

(c)	Unless otherwise indicated, the values of the Securities of the Fund are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

†	As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

*	Moody’s rating, Standard & Poor’s rating.
The Fund adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.
The three tier hierarchy of inputs is summarized below:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s assets carried at fair value:

Investments in
Valuation Inputs	Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	960,499,232
Level 3 – Significant Unobservable Inputs	—
Total	$960,499,232
The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Fund’s investments by category.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost
	COMMERCIAL PAPER — 13.22%
	Bank Domestic — 3.96%
P-1, A-1	JPMorgan Chase Funding, Inc. (a)	0.500%	11/16/2009	$300,000,000	$299,808,333
P-1, A-1	JPMorgan Chase Funding, Inc. (a)	0.230%	11/30/2009	270,000,000	269,896,500

					569,704,833

	Bank Foreign — 4.71%
P-1, A-1+	Banco Bilbao Vizcaya Argentaria/London (a)	0.900%	11/16/2009	178,000,000	177,795,300
P-1, A-1+	Banco Bilbao Vizcaya Argentaria/London (a)	1.000%	11/16/2009	250,000,000	249,680,556
P-1, A-1+	DnB NOR Bank ASA (a)	0.640%	12/03/2009	200,000,000	199,776,000
P-1, A-1+	Svenska Handelsbanken	0.340%	10/13/2009	50,000,000	49,994,333

					677,246,189

	Finance Non-Captive Diversified — 4.55%
P-1, A-1+	General Electric Capital Corp.	0.330%	10/20/2009	200,000,000	199,965,167
P-1, A-1+	General Electric Capital Corp.	0.290%	11/09/2009	100,000,000	99,968,583
P-1, A-1+	General Electric Capital Corp.	0.320%	03/19/2010	135,000,000	134,797,200
P-1, A-1+	General Electric Capital Corp.	0.320%	03/23/2010	120,000,000	119,815,467
P-1, A-1+	General Electric Co.	0.230%	12/29/2009	100,000,000	99,943,139

					654,489,556

	TOTAL COMMERCIAL PAPER				1,901,440,578

	YANKEE CERTIFICATES OF DEPOSIT — 41.04%
	Bank Foreign — 41.04%
P-1, A-1+	Banco Bilbao Vizcaya	0.295%	11/20/2009	150,000,000	150,001,041
P-1, A-1+	Bank of Nova Scotia	0.640%	11/13/2009	100,000,000	100,000,000
P-1, A-1+	Bank of Nova Scotia	0.340%	03/10/2010	90,000,000	90,000,000
P-1, A-1+	Bank of Nova Scotia	0.330%	03/23/2010	100,000,000	100,000,000
P-1, A-1+	Barclays Bank PLC (b)	1.096%	11/13/2009	300,000,000	300,000,000
P-1, A-1+	Barclays Bank PLC	0.830%	01/04/2010	150,000,000	150,000,000
P-1, A-1+	Barclays Bank PLC (b)	0.626%	01/19/2010	100,000,000	100,000,000
P-1, A-1+	BNP Paribas (NY Branch)	0.560%	12/15/2009	450,000,000	450,000,000
P-1, A-1+	BNP Paribas (NY Branch)	0.430%	02/12/2010	150,000,000	150,000,000
P-1, A-1+	Calyon NY Branch	0.450%	10/15/2009	175,000,000	175,000,000
P-1, A-1+	Calyon NY Branch	0.230%	11/03/2009	175,000,000	175,000,000
P-1, A-1+	Calyon NY Branch	0.750%	11/16/2009	125,000,000	125,000,000
P-1, A-1+	Calyon NY Branch	0.650%	11/19/2009	225,000,000	225,000,000
P-1, A-1	Deutsche Bank AG NY	0.300%	10/26/2009	150,000,000	150,000,000
P-1, A-1	Deutsche Bank AG NY	0.500%	01/04/2010	450,000,000	450,000,000
P-1, A-1+	DnB NOR Bank ASA	0.230%	10/28/2009	100,000,000	100,000,000
P-1, A-1	Lloyds Bank PLC (NY Branch)	0.835%	10/05/2009	150,000,000	150,000,000
P-1, A-1	Lloyds Bank PLC (NY Branch)	0.740%	01/12/2010	200,000,000	200,000,000
P-1, A-1	Lloyds Bank PLC (NY Branch)	0.700%	01/19/2010	200,000,000	200,000,000
P-1, A-1	Lloyds Bank PLC (NY Branch)	0.515%	02/23/2010	100,000,000	100,000,000

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS — (Continued)
September 30, 2009 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost
	YANKEE CERTIFICATES OF DEPOSIT — (Continued)
	Bank Foreign — (Continued)
P-1, A-1+	National Australia Bank	0.240%	11/17/2009	$300,000,000	$300,000,000
P-1, A-1+	Nordea Bank Finland	0.230%	12/18/2009	100,000,000	100,000,000
P-1, A-1+	Rabobank Nederland NY	0.330%	10/09/2009	125,000,000	125,000,000
P-1, A-1+	Rabobank Nederland NY	0.470%	11/05/2009	200,000,000	200,000,000
P-1, A-1	Royal Bank of Scotland PLC	0.700%	12/21/2009	150,000,000	150,000,000
P-1, A-1	Royal Bank of Scotland PLC	0.920%	12/28/2009	200,000,000	200,000,000
P-1, A-1	Societe Generale	0.400%	12/23/2009	275,000,000	275,000,000
P-1, A-1	Societe Generale	0.400%	02/26/2010	100,000,000	100,000,000
P-1, A-1	Societe Generale	0.350%	03/11/2010	150,000,000	150,000,000
P-1, A-1	Societe Generale	0.350%	03/24/2010	100,000,000	100,000,000
P-1, A-1+	Svenska Handelsbanken	0.320%	10/09/2009	150,000,000	150,000,000
P-1, A-1+	Svenska Handelsbanken	0.750%	10/15/2009	75,000,000	75,000,000
P-1, A-1+	Svenska Handelsbanken	0.420%	10/26/2009	100,000,000	100,000,000
P-1, A-1+	Svenska Handelsbanken	0.250%	11/27/2009	150,000,000	150,000,000
P-1, A-1+	Toronto-Dominion	0.300%	02/18/2010	90,000,000	90,000,000

	TOTAL YANKEE CERTIFICATES OF DEPOSIT				5,905,001,041

	EURODOLLAR CERTIFICATES OF DEPOSIT — 6.08%
	Bank Foreign — 6.08%
P-1, A-1	ING Bank Amsterdam	0.730%	11/09/2009	250,000,000	250,000,000
P-1, A-1	ING Bank Amsterdam	0.750%	11/16/2009	125,000,000	125,000,000
P-1, A-1	ING Bank Amsterdam	0.810%	12/01/2009	100,000,000	100,000,000
P-1, A-1	ING Bank Amsterdam	0.750%	12/16/2009	100,000,000	100,000,000
P-1, A-1+	National Australia Bank	0.403%	02/22/2010	300,000,000	300,002,994

	TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT				875,002,994

	BANK NOTES — 4.68%
	Bank Domestic — 4.68%
P-1, A-1	Bank of America NA (b)	0.808%	10/02/2009	625,000,000	625,000,000
P-1, A-1	Bank of America NA (b)	0.657%	10/22/2010	48,000,000	48,000,000

	TOTAL BANK NOTES				673,000,000

	MEDIUM TERM NOTES — 1.68%
	Bank Foreign — 1.68%
P-1, A-1	Royal Bank of Scotland PLC (b) (c)	0.643%	10/09/2009	242,000,000	242,000,000

	TOTAL MEDIUM TERM NOTES				242,000,000

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS — (Continued)
September 30, 2009 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost
	TIME DEPOSITS — 1.81%
	Bank Domestic — 1.81%
P-1, A-1	Citibank NA	0.060%	10/01/2009	$260,251,000	$260,251,000

	TOTAL TIME DEPOSITS				260,251,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.66%
P-1, A-1+	Federal Home Loan Mortgage Corporation (b)	0.325%	08/10/2010	95,000,000	95,000,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				95,000,000

	REPURCHASE AGREEMENTS — 30.77%
P-1, A-1	Agreement with Bank of America and The Bank of New York Mellon (Tri-Party), dated 09/30/09 (collateralized by various U.S. Government Obligations, 5.000% - 6.500% due 09/01/24 - 09/01/38 valued at $408,000,000); proceeds $400,000,778	0.070%	10/01/2009	400,000,000	400,000,000

P-1, A-1+	Agreement between BNP Paribas and The Bank of New York Mellon (Tri-Party), dated 09/30/09 (collateralized by various U.S. Government Obligations, 0.000% - 4.750% due 12/16/09 - 05/04/12 valued at $907,800,831); proceeds $890,001,483	0.060%	10/01/2009	890,000,000	890,000,000

P-1, A-1+	Agreement between BNP Paribas and The Bank of New York Mellon (Tri-Party), dated 09/30/09 (collateralized by various U.S. Government Obligations, 4.500% - 6.500% due 10/01/18 - 11/01/47 valued at $974,100,001); proceeds $955,001,857	0.070%	10/01/2009	955,000,000	955,000,000

P-1, A-1+	Agreement with BNP Paribas and The Bank of New York Mellon (Tri-Party), dated 09/30/09 (collateralized by a U.S. Treasury Bill, 0.000% due 08/26/10 and a U. S. Treasury Note, 3.125% due 05/15/19 valued at $703,800,057); proceeds $690,000,767	0.040%	10/01/2009	690,000,000	690,000,000

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS — (Continued)
September 30, 2009 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost
	REPURCHASE AGREEMENTS — (Continued)
P-1, A-1	Agreement between Citigroup and The Bank of New York Mellon (Tri-Party), dated 09/30/09 (collateralized by various U.S. Government Obligations, 0.516% - 9.000% due 11/01/10 - 01/01/47 valued at $225,420,001); proceeds $221,000,368	0.060%	10/01/2009	$221,000,000	$221,000,000

P-1, A-1	Agreement between Goldman Sachs and The Bank of New York Mellon (Tri-Party), dated 09/30/09 (collateralized by various U.S. Government Obligations, 4.000% - 7.000% due 10/15/21 - 08/15/39 valued at $510,000,001); proceeds $500,000,556	0.040%	10/01/2009	500,000,000	500,000,000

P-1, A-1	Agreement between Morgan Stanley and The Bank of New York Mellon (Tri-Party), dated 09/30/09 (collateralized by various U.S. Government Obligations, 1.375% - 6.470% due 10/05/09 - 06/05/36 valued at $787,568,547); proceeds $771,001,071	0.050%	10/01/2009	771,000,000	771,000,000

	TOTAL REPURCHASE AGREEMENTS				4,427,000,000

	TOTAL INVESTMENTS(d) (e) † — 99.94%				$14,378,695,613
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.06%				8,474,327

	NET ASSETS — 100.00%				$14,387,169,940

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 8.32% of net assets as of September 30, 2009.

(b)	Floating Rate Note — Interest rate shown is rate in effect at September 30, 2009. Date disclosed is the next interest rate reset date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.68% of net assets as of September 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Unless otherwise indicated, the values of the Securities of the Fund are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(e)	Also represents the cost for federal tax purposes.

†	As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

*	Moody’s rating, Standard & Poor’s rating.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS — (Continued)
September 30, 2009 (Unaudited)
The Fund adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.
The three-tier hierarchy of inputs is summarized below:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s assets carried at fair value:

Investments in
Valuation Inputs	Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	14,378,695,613
Level 3 – Significant Unobservable Inputs	—
Total	$14,378,695,613
The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ James E. Ross James E. Ross
President

By:	/s/ Gary L. French Gary L. French
Treasurer

Date:	November 30, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President

By:	/s/ Gary L. French Gary L. French
Treasurer

Date:	November 30, 2009